Financial instruments (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of financial assets and financial liabilities

Financial assets and financial liabilities as at September 30, 2026 and December 31, 2025 are as follows:

	Asset / (liabilities) at amortized cost	Assets /(liabilities) at fair value through profit/(loss)	Total
December 31, 2025
Cash	$91,234,090	$-	$91,234,090
Client Cash Deposits	5,615,054	-	5,615,054
Digital assets, digital assets loaned, and digital assets staked	-	515,586,931	515,586,931
Equity investments	-	131,982,050	131,982,050
Public investments	-	272,520	272,520
Private investments	-	29,372,628	29,372,628
Accounts payable and accrued liabilities	(9,270,110)	-	(9,270,110)
Loan payable	(2,611,009)	-	(2,611,009)
Lease liability	(3,102,188)	-	(3,102,188)
Warrant liability	-	(13,599,316)	(13,599,316)
Trading liabilities	-	(24,122,640)	(24,122,640)
ETP holders payable	-	(622,304,667)	(622,304,667)
September 30, 2026
Cash	$47,849,067	$-	$47,849,067
Client Cash Deposits	1,501,724	-	1,501,724
Other financial assets	2,018,060	19,960,806	21,978,866
Digital assets, digital assets loaned, and digital assets staked	-	587,744,739	587,744,739
Equity investments	-	95,885,076	95,885,076
Public investments	-	106,857	106,857
Private investments	-	25,541,805	25,541,805
Investment in Smart Crypto Fund	-	10,000,373	10,000,373
Accounts payable and accrued liabilities	(7,421,057)	-	(7,421,057)
Warrant liability	-	(3,325,342)	(3,325,342)
Trading liabilities	-	(14,710,186)	(14,710,186)
Loan payable	(809,336)		(809,336)
ETP holders payable	-	(643,670,432)	(643,670,432)

Schedule of expected credit losses

	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	SOL	491,803.2877	58,621,167	3,521,790	62,142,957	(35,574)	62,107,383
Counterparty E	BTC	67.9793	5,699,429	-	5,699,429	(5,699,429)	-

Schedule of liquidity by assets / (liabilities)

The following table shows the Company’s source of liquidity by assets / (liabilities) as at September 30, 2026 and December 31, 2025:

September 30, 2026
	Total	Less than 1 year	1-3 years
Cash	$47,849,067	$47,849,067	$-
Client cash deposits	1,501,724	1,501,724	-
Prepaid expenses	7,440,854	7,440,854	-
Derivative assets	274,096	274,096	-
Digital assets, digital assets loaned, and digital assets staked	587,744,739	580,981,973	6,762,766
Public Investments	106,857	106,857	-
Private investments	25,541,805	-	25,541,805
Other financial assets	21,978,866	21,978,866	-
Equity investments	95,885,076	75,157,940	20,727,136
Investment in Smart Crypto Fund	10,000,373	10,000,373	-
Accounts payable and accrued liabilities	(7,421,057)	(7,421,057)	-
Warrant liability	(3,325,342)	-	(3,325,342)
Loan payable	(809,336)	(809,336)	-
Trading liabilities	(14,710,186)	(14,710,186)
ETP holders payable	(643,670,432)	(643,670,432)	-
Total assets / (liabilities)	$128,387,104	$78,680,739	$49,706,365

December 31, 2025
	Total	Less than 1 year	1-3 years
Cash	$91,234,090	$91,234,090	$-
Client cash deposits	5,615,054	5,615,054	-
Prepaid expenses	9,596,921	9,596,921	-
Digital assets, digital assets loaned, and digital assets staked	515,586,931	482,763,021	32,823,910
Public Investments	272,520	272,520	-
Private investments	29,372,628	-	29,372,628
Equity investments	131,982,050	75,411,946	56,570,104
Accounts payable and accrued liabilities	(9,270,110)	(9,270,110)	-
Loan payable	(2,611,009)	(2,611,009)	-
Warrant liability	(13,599,316)	-	(13,599,316)
Trading liabilities	(24,122,640)	(24,122,640)
Lease liability	(3,102,188)	(553,973)	(2,548,215)
ETP holders payable	(622,304,667)	(622,304,667)	-
Total assets / (liabilities)	$108,650,264	$6,031,153	$102,619,111

Schedule of financial and non-financial assets and liabilities

As at September 30, 2026, and December 31, 2025, the Company had the following financial and non-financial assets and liabilities, (amounts posted in U.S dollars) denominated in foreign currencies:

September 30, 2026
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$1,534,001	$316,110	$571,066	$19,361,848	$5,689,734	$78,350
Private investments	505,435	-	-	-	-	-
Public investments	106,857	-	-	-	-	-
Prepaid	-	-	35,940	-	-	20,821
Accounts payable and accrued liabilities	445,875	-	(255,677)	-	-	(81,194)

ETP holders payable	-	-	-	(598,597,730)	(37,535,676)	-
Net assets (liabilities)	$2,592,168	$316,110	$351,329	$(579,235,882)	$(31,845,942)	$17,977

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

24.	Financial instruments (continued)

December 31, 2025
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham

Cash	$2,284,909	$51,536	$8,928,624	$12,978,875	$4,570,541	$457,515
Private investments	25,172,753	-	-	-	-	-
Prepaid investment	-	-	528,255	-	-	34,278
Accounts payable and accrued liabilities	(1,003,289)	-	(449,107)	-	(20,219)	(14,057)
ETP holders payable	-	-	-	(588,356,052)	(31,726,671)	-

Net assets (liabilities)	$26,454,373	$51,536	$9,007,772	$(575,377,177)	$(27,176,349)	$477,736

Schedule of financial instruments, measured at fair value in the statements of financial position

	Level 1 (Quoted Market price)	Level 2 (Valuation technique -observable market Inputs)	Level 3 (Valuation technique - non-observable market inputs)	Total
Privately traded investments	$-	$-	$29,372,628	$29,372,628
Digital assets, Digital assets loaned and digital assets staked	-	496,934,790	18,652,141	515,586,931
Equity investments	-	-	131,982,050	131,982,050
Publicly traded investments	272,520.00	-	-	272,520
Warrant liability	-	-	(13,599,316)	(13,599,316)

December 31, 2025	$272,520	$496,934,790	$166,407,503	$663,614,813

Privately traded investments	-	$-	$25,541,805	$25,541,805
Other investments	21,978,866.00	-	-	21,978,866
Digital assets, Digital assets loaned and digital assets staked	-	578,140,988	9,603,751	587,744,739
Equity investments	-	-	95,885,076	95,885,076
Publicly traded investments	106,857.00	-	-	106,857
Smart Crypto Fund SP Investment	-	10,000,373	-	10,000,373
Warrant liability	-	-	(3,325,342)	(3,325,342)

September 30, 2026	$22,085,723	$588,141,361	$127,705,290	$737,932,374

Schedule of net realized losses and net unrealized gains are recognized in the statements of loss
Level 1 investments, financial assets at fair value	September 30, 2026	December 31, 2025
Opening balance	$272,520	$778,085
Realized loss on investments	18,060	(419,093)
Additions	21,999,990	-
Unrealized loss on investments	(204,847)	-
Transferred from level 3	-	272,520
Investments sold	-	(358,992)
	$22,085,723	$272,520

Level 2 investments, financial assets at fair value	September 30, 2026	December 31, 2025
Opening balance	$496,934,790	$555,838,900
Smart Crypto Fund Investment	10,002,073
Digital assets acquired	57,259,984	232,267,760
Digital assets disposed	(18,000,229)	(87,878,518)
Digital assets earned from staking, lending and fees	6,200,543	12,332,036
Realized gain on digital assets	(85,268,411)	49,635,380
Unrealized losses on digital assets	68,481,174	(260,376,909)
Unrealized losses	(1,700)
Settlement of Genesis loan	-	(6,100,598)
Digital assets transferred in from level 3	42,383,171	2,749,352
Digital assets from settlement of ETPs	10,461,896	-
Fees and other	(311,930)	(1,532,613)

	$588,141,361	$496,934,790

Level 3 investments, financial assets at fair value	September 30, 2026	December 31, 2025
Opening balance	$180,006,819	$294,773,144
Transferred to level 1	(106,857)	(272,520)
Acquired as subsidiary	-	(379,906)
Realized gain	(824,533)	31,217,931
Unrealized (loss)/ gain	7,474,271	(121,974,940)
Transferred to level 2	(42,383,171)	(2,749,352)
Foreign exchange loss	(523,700)	(527,269)
Equity investments disposed	(15,965,180)	(71,685,819)
Cash	15,965,179	50,865,445
Cash transferred to bank	(15,965,179)	-
Management fees	(352,440)	-
Digital assets earned from staking, lending and fees	3,705,423	740,105
	$131,030,632	$180,006,819

Level 3 investments, financial liabilities at fair value	September 30, 2026	December 31, 2025
Opening balance	$13,599,316	$-
Warrants granted	-	53,195,195
Change in fair value	(10,273,974)	(39,595,879)
	$3,325,342	$13,599,316

Schedule of Presents the Fair Value, Categorized by Key Valuation Techniques and the Unobservable Inputs

The following table presents the fair value, categorized by key valuation techniques and the unobservable inputs used within Level 3 as at September 30, 2026 and December 31, 2025.

Description	Fair value	Valuation technique	Significant unobservable input(s)	Range of significant unobservable input(s)
Luxor Technology Corporation	$524,963	Recent financing	Marketability of shares	0% discount
Amina Bank	24,285,752	Market approach	Marketability of shares	0% discount
ZKP Corporation	1,000,000	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	362,038	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	131,982,050	Market approach	Discount for lack of marketability	16% discount
Digital assets on loan	18,652,141	Market approach	Discount for lack of marketability	30% discount
December 31, 2025	$180,006,819

Luxor Technology Corporation	$505,435	Recent financing	Marketability of shares	0% discount
Amina Bank	21,836,495	Market approach	Marketability of shares	0% discount
ZKP Corporation	-	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	-	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	95,885,076	Market approach	Discount for lack of marketability	11% discount
Digital assets on loan	9,603,751	Market approach	Discount for lack of marketability	22% discount
Investment in Smart Crypto Fund	10,000,373	Market approach	Value of underlying assets	0% discount
September 30, 2026	$141,031,005